Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended		7 Months Ended	12 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Description of Organization, Business Operations and Basis of Presentation (Textual)
Warrants issued (in Shares)					722,586	722,586
Net loss			$ (158,972,000)	$ (11,981,000)		$ (68,293,000)	$ (53,179,000)
Other comprehensive income (loss)			0	0		$ 0	$ 0
Common Stock
Description of Organization, Business Operations and Basis of Presentation (Textual)
Acquisition of outstanding equity interests			$ 2,030,000,000
Common Class A
Description of Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value			$ 0.000001		$ 0.000001	$ 0.000001	$ 0.000001
Net loss			$ (40,862,000)	$ (1,389,000)		$ (8,120,000)	$ (5,989,000)
Holicity Inc.
Description of Organization, Business Operations and Basis of Presentation (Textual)
Stock Issued During Period, Value, New Issues					$ 25,000
Units in shares (in Shares)		300,000,000
Transaction cost amount			16,900,000		16,900,000
Underwriting fees			6,000,000		6,000,000
Deferred underwriting fees			10,500,000		10,500,000	10,500,000
Other offering costs					400,000	400,000
Cash			500,000		1,000,000	1,000,000
Initial public offering, total			$ 300,000,000		$ 300,000,000
Initial public offering maturity period			185 days		185 days
Business combination of owns or acquires of the voting			50.00%		50.00%
Percentage of shares to shares outstanding			20.00%		20.00%
Obligation to redeem percentage			100.00%		100.00%
Maximum net interest to pay dissolution expenses					$ 100,000
Other offering costs			$ 400,000
Maximum net interest to pay dissolution expenses			$ 100,000
Per unit price (in Dollars per share)		$ 10.00	$ 10.00
Net loss			$ (19,962,564)		(7,342,273)
Holicity Inc. | Minimum
Description of Organization, Business Operations and Basis of Presentation (Textual)
Tangible assets required to proceed with business combination net			$ 5,000,001		$ 5,000,001	$ 5,000,001
Holicity Inc. | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		30,000,000
Per unit price (in Dollars per share)		$ 10.00
Holicity Inc. | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)			$ 10.00
Warrants issued (in Shares)	333,333	5,000,000	5,333,333		5,333,333	5,333,333
Price per warrants issued (in Dollars per share)	$ 1.50	$ 1.50			$ 1.50	$ 1.50
Gross proceeds	$ 500,000	$ 7,500,000			$ 8,000,000
Per share price					$ 10.00	10.00
Holicity Inc. | Over Allotments [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Number of units issued (in Shares)	2,500,000
Per unit price (in Dollars per share)	$ 10.00
Gross proceeds	$ 25,000,000				$ 300,000,000
Per unit price (in Dollars per share)	$ 10.00
Holicity Inc. | Common Class A
Description of Organization, Business Operations and Basis of Presentation (Textual)
Number of units issued (in Shares)			20,000,000
Per share price (in Dollars per share)			$ 10.00
Stock Issued During Period, Value, New Issues			$ 200,000,000
Common stock, par value			$ 0.0001		$ 0.0001	0.0001
Per unit price (in Dollars per share)		$ 11.50
Holicity Inc. | Common Class A | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Number of units issued (in Shares)					27,500,000
Per share price (in Dollars per share)					$ 10.00	$ 10.00
Stock Issued During Period, Value, New Issues					$ 275,000,000
Units in shares (in Shares)		27,500,000
Per unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 275,000,000
Common stock, par value		$ 0.0001
Per share price		11.50
Per unit price (in Dollars per share)		$ 10.00
Holicity Inc. | Common Class A | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		5,000,000
Per unit price (in Dollars per share)		$ 11.50
Gross proceeds		$ 7,500,000